Vanguard® International Value Fund
Schedule of Investments (unaudited)
As of July 31, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (94.8%)
Australia (1.1%)
	Macquarie Group Ltd.	574,523	79,563
	QBE Insurance Group Ltd.	2,749,238	40,783
			120,346
Belgium (0.5%)
	KBC Group NV	600,721	62,658
Brazil (1.6%)
	Lojas Renner SA	23,382,390	67,940
	Banco Bradesco SA ADR	17,528,439	48,554
	B3 SA - Brasil Bolsa Balcao	11,500,741	25,838
	Odontoprev SA	8,594,700	18,434
	Ambev SA	8,275,449	18,414
			179,180
Canada (2.7%)
	Nutrien Ltd.	2,106,606	124,989
	Magna International Inc.	1,805,828	74,053
*	CAE Inc.	1,637,676	46,698
	Agnico Eagle Mines Ltd.	286,984	35,689
	North West Co. Inc.	764,011	26,224
			307,653
China (5.5%)
	Tencent Holdings Ltd.	1,641,265	114,909
	Trip.com Group Ltd. ADR	1,774,467	109,928
	Alibaba Group Holding Ltd.	5,388,718	81,018
	Ping An Insurance Group Co. of China Ltd. Class H	11,142,000	76,494
	Li Ning Co. Ltd.	33,796,000	71,603
	China Overseas Land & Investment Ltd.	39,566,633	68,431
	Shandong Weigao Group Medical Polymer Co. Ltd. Class H	50,205,760	44,151
	NetEase Inc.	1,310,145	34,250
	Gree Electric Appliances Inc. of Zhuhai Class A	2,968,324	18,807
	Shenzhou International Group Holdings Ltd.	1,600,000	11,515
			631,106
Egypt (0.3%)
	Commercial International Bank - Egypt (CIB) (Registered) GDR	16,201,308	30,969
Finland (1.5%)
	Nokia OYJ	31,810,508	129,639
	Neste OYJ	2,424,344	38,263
			167,902
France (11.1%)
	Kering SA	921,167	226,189
	STMicroelectronics NV	6,997,221	177,827
	TotalEnergies SE	2,385,687	141,866
	Pernod Ricard SA	1,274,761	131,006
	Capgemini SE	690,975	102,870
	LVMH Moet Hennessy Louis Vuitton SE	158,624	85,151
	Bureau Veritas SA	2,732,589	84,153
	Sanofi SA	884,890	79,437
	Danone SA	700,149	57,298
	ArcelorMittal SA	1,493,550	46,563
	Teleperformance SE	331,088	32,278
	SCOR SE	968,105	31,538
	Air Liquide SA Loyalty Shares 2027	116,123	22,846
	Cie Generale des Etablissements Michelin SCA	637,609	22,684
	Airbus SE	91,392	18,375
			1,260,081
Germany (6.0%)
	Infineon Technologies AG	2,948,438	115,824
	Deutsche Boerse AG	199,641	57,774
	adidas AG	296,221	56,616

		Shares	Market Value ($000)
	BASF SE	1,119,452	54,864
	Bayer AG (Registered)	1,743,970	54,241
	Daimler Truck Holding AG	1,002,549	48,769
	Fresenius Medical Care AG	939,924	47,674
	Henkel AG & Co. KGaA	612,070	43,525
	Deutsche Post AG	932,726	41,791
	Bayerische Motoren Werke AG	421,026	40,061
	Siemens AG (Registered)	150,475	38,326
	Continental AG	296,422	25,318
*	BioNTech SE ADR	187,164	20,120
[1]	Siemens Healthineers AG	338,844	18,251
	SAP SE	40,111	11,470
	FUCHS SE	318,968	11,219
			685,843
Hong Kong (4.7%)
	Sands China Ltd.	58,750,921	142,222
	AIA Group Ltd.	12,500,979	116,561
	Techtronic Industries Co. Ltd.	6,408,357	76,629
	Jardine Matheson Holdings Ltd.	1,257,270	68,272
*	Melco Resorts & Entertainment Ltd. ADR	5,893,638	50,980
	Sun Hung Kai Properties Ltd.	3,188,500	37,871
	Galaxy Entertainment Group Ltd.	7,171,000	34,971
	Xinyi Glass Holdings Ltd.	5,262,371	5,424
			532,930
India (2.5%)
	HDFC Bank Ltd. ADR	1,035,244	79,476
	HDFC Bank Ltd.	2,992,611	68,675
	UPL Ltd.	8,001,770	64,017
	Adani Ports & Special Economic Zone Ltd.	2,943,968	45,917
	Zee Entertainment Enterprises Ltd.	18,548,918	24,894
			282,979
Indonesia (1.3%)
	Bank Rakyat Indonesia Persero Tbk. PT	297,827,200	66,692
	Astra International Tbk. PT	117,523,576	36,329
	Bank Mandiri Persero Tbk. PT	91,171,339	24,820
	Selamat Sempurna Tbk. PT	131,366,416	15,822
			143,663
Ireland (1.8%)
	Ryanair Holdings plc ADR	1,484,154	92,418
	Bank of Ireland Group plc	3,296,409	44,205
	Kerry Group plc Class A	448,326	41,412
	CRH plc	279,729	26,700
			204,735
Israel (0.3%)
*	Check Point Software Technologies Ltd.	179,303	33,386
Italy (1.2%)
	FinecoBank Banca Fineco SpA	2,775,150	59,094
[2]	Brembo NV	4,120,233	39,500
	Banca Monte dei Paschi di Siena SpA	4,527,133	38,541
			137,135
Japan (11.2%)
	Nidec Corp.	9,717,600	186,445
	Kubota Corp.	9,558,618	107,193
	Sumitomo Mitsui Trust Group Inc.	3,208,472	84,109
	Suzuki Motor Corp.	6,563,204	72,114
	Sony Group Corp.	2,869,842	69,029
	Denso Corp.	4,914,908	66,683
	Daikin Industries Ltd.	524,520	64,493
	Shin-Etsu Chemical Co. Ltd.	2,004,100	57,672
	SMC Corp.	163,228	56,799
	Kobe Steel Ltd.	4,757,000	52,266
	Nitto Denko Corp.	2,519,944	52,147
	Daito Trust Construction Co. Ltd.	499,103	51,097
	Makita Corp.	1,591,632	49,274
	Omron Corp.	1,805,846	46,545
	Marubeni Corp.	2,227,700	45,609

		Shares	Market Value ($000)
	Nihon Kohden Corp.	3,482,600	38,303
	MISUMI Group Inc.	2,644,072	38,075
	Toyota Motor Corp.	2,031,192	36,130
	Murata Manufacturing Co. Ltd.	2,381,879	35,452
[2]	Seria Co. Ltd.	1,509,800	27,805
	Ain Holdings Inc.	685,600	26,389
	Yamaha Motor Co. Ltd.	878,231	6,352
			1,269,981
Malaysia (0.4%)
	Westports Holdings Bhd.	35,079,900	45,976
Mexico (1.6%)
	Grupo Financiero Banorte SAB de CV	9,963,587	88,793
	Wal-Mart de Mexico SAB de CV	22,342,286	65,860
	Fomento Economico Mexicano SAB de CV ADR	346,114	31,310
			185,963
Netherlands (3.1%)
	Heineken NV	985,034	77,317
	Akzo Nobel NV	951,394	59,749
	Koninklijke Philips NV	2,107,384	55,035
	Koninklijke Vopak NV	931,671	44,507
[1]	ABN AMRO Bank NV	1,451,843	41,971
	Aegon Ltd.	5,657,774	40,433
	Randstad NV	825,995	39,259
			358,271
Norway (0.7%)
	Equinor ASA	1,705,480	43,809
	Bakkafrost P/F	797,807	31,868
			75,677
Panama (0.9%)
	Copa Holdings SA Class A	967,616	107,076
Peru (0.5%)
	Credicorp Ltd.	251,642	59,639
Philippines (0.4%)
	Puregold Price Club Inc.	37,725,376	25,859
	Universal Robina Corp.	11,562,940	17,513
			43,372
Singapore (1.5%)
	United Overseas Bank Ltd.	2,843,852	79,010
	Venture Corp. Ltd.	4,926,300	48,865
	Sembcorp Industries Ltd.	6,707,296	39,882
			167,757
South Africa (0.5%)
	Standard Bank Group Ltd.	4,078,291	52,477
South Korea (5.4%)
[1]	Samsung Electronics Co. Ltd. GDR	152,349	190,582
	SK Hynix Inc.	657,917	127,515
	KB Financial Group Inc.	1,026,894	81,585
	Hyundai Mobis Co. Ltd.	385,674	81,385
	Hana Financial Group Inc.	1,019,111	62,307
	Shinhan Financial Group Co. Ltd.	875,666	42,640
	Samsung Electronics Co. Ltd.	557,311	28,403
			614,417
Spain (2.6%)
	Banco Santander SA	13,960,926	119,935
	Banco Bilbao Vizcaya Argentaria SA	6,427,574	107,201
	Repsol SA	2,387,809	36,204
	Bankinter SA	2,344,705	33,469
			296,809
Sweden (2.8%)
*	Boliden AB	3,414,389	104,512
	Assa Abloy AB Class B	2,085,313	69,004
	Nordea Bank Abp	4,321,900	63,064
	Sandvik AB	2,101,963	51,287

	Shares	Market Value ($000)
Hexagon AB Class B	2,872,337	31,561
		319,428
Switzerland (5.2%)
UBS Group AG (Registered)	3,245,853	120,629
Roche Holding AG	372,153	116,139
Julius Baer Group Ltd.	1,685,492	114,048
Sandoz Group AG	1,658,331	94,838
Zurich Insurance Group AG	88,868	60,617
Nestle SA (Registered)	449,193	39,249
Adecco Group AG (Registered)	1,119,000	35,235
Novartis AG (Registered)	62,216	7,086
		587,841
Taiwan (0.7%)
Taiwan Semiconductor Manufacturing Co. Ltd.	2,079,070	80,043
United Kingdom (10.1%)
GSK plc	8,064,139	148,332
HSBC Holdings plc	11,893,412	144,855
Smith & Nephew plc	8,498,749	129,886
Prudential plc	6,549,968	83,094
IMI plc	2,185,633	63,853
Berkeley Group Holdings plc	1,311,722	63,083
Informa plc	4,963,888	56,762
Diageo plc	1,962,434	47,565
Standard Chartered plc	2,611,780	46,821
Weir Group plc	1,287,596	45,234
BP plc ADR	1,361,907	43,785
Intertek Group plc	613,984	39,921
Croda International plc	1,035,821	35,651
Admiral Group plc	758,763	34,202
Kingfisher plc	9,600,484	34,138
Whitbread plc	771,104	30,976
RS Group plc	3,910,757	28,779
Paragon Banking Group plc	2,391,325	28,518
Renishaw plc	687,986	26,972
Haleon plc	4,141,909	19,428
		1,151,855
United States (4.5%)
Chubb Ltd.	474,148	126,142
Everest Group Ltd.	274,507	92,179
Aon plc Class A	237,074	84,330
Medtronic plc	923,340	83,322
Willis Towers Watson plc	216,711	68,440
Axis Capital Holdings Ltd.	623,879	58,545
		512,958
Vietnam (0.6%)
Phu Nhuan Jewelry JSC	12,516,201	40,216
Vietnam Dairy Products JSC	12,885,715	30,080
		70,296
Total Common Stocks (Cost $9,773,424)		10,780,402
Preferred Stocks (1.6%)
Itau Unibanco Holding SA Preference Shares	12,208,495	76,658
Gerdau SA Preference Shares	13,992,152	42,080
FUCHS SE Preference Shares	830,135	37,987
Henkel AG & Co. KGaA Preference Shares	319,563	24,625
Total Preferred Stocks (Cost $165,183)		181,350

		Coupon	Shares	Market Value ($000)
Temporary Cash Investments (3.5%)
Money Market Fund (3.5%)
[3,4]	Vanguard Market Liquidity Fund (Cost $401,320)	4.367%	4,014,373	401,397
Total Investments (99.9%) (Cost $10,339,927)				11,363,149
Other Assets and Liabilities—Net (0.1%)				6,675
Net Assets (100%)				11,369,824
Cost is in $000.
*	Non-income-producing security.
1	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2025, the aggregate value was $250,804, representing 2.2% of net assets.
2	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $6,769.
3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4	Collateral of $7,420 was received for securities on loan.
ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
MSCI EAFE Index	September 2025	979	127,926	(2,271)
MSCI Emerging Markets Index	September 2025	952	58,943	(803)
				(3,074)

Forward Currency Contracts
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized (Depreciation) ($000)
Counterparty			Receive		Deliver
State Street Bank & Trust Co.	9/17/25	USD	8,096	CHF	6,489	62	—
JPMorgan Chase Bank, N.A.	9/17/25	USD	5,435	EUR	4,725	27	—
Citibank, N.A.	9/17/25	USD	2,020	EUR	1,732	37	—
UBS AG	9/17/25	USD	156	PLN	585	—	—
Toronto-Dominion Bank	9/17/25	USD	285	SEK	2,713	7	—
						133	—
CHF—Swiss franc.
EUR—euro.
PLN—Polish zloty.
SEK—Swedish krona.
USD—U.S. dollar.

A.  Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B.  Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
C.  Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
D.  Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. Risks associated with these types of forward currency contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. Fluctuations in the value of the contracts are recorded as an asset (liability).
E.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund's investments and derivatives as of July 31, 2025, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks—North and South America	1,352,469	—	—	1,352,469
Common Stocks—Other	456,793	8,971,140	—	9,427,933
Preferred Stocks	118,738	62,612	—	181,350
Temporary Cash Investments	401,397	—	—	401,397
Total	2,329,397	9,033,752	—	11,363,149

Derivative Financial Instruments
Assets
Forward Currency Contracts	—	133	—	133
Liabilities
Futures Contracts[1]	(3,074)	—	—	(3,074)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.